Derivative financial instruments - Embedded derivatives (Details) - Sociedad Minera Cerro Verde S.A.A. item in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) item	Dec. 31, 2022 USD ($) item
Disclosure Of Embedded derivatives [Line Items]
Derivative financial asset liabilities	$ 37,435,000	$ 91,011,000
Copper concentrate [Member]
Disclosure Of Embedded derivatives [Line Items]
Quantity of Metal | item	231,774	320,095
Embedded derivatives, maturity	January to May 2024	January to May 2023
Derivative financial asset liabilities	$ 34,581,000	$ 63,335,000
Copper concentrate [Member] | Minimum
Disclosure Of Embedded derivatives [Line Items]
Provisional pricing	$ 3.588	$ 3.448
Forward pricing	3.850	3.798
Copper concentrate [Member] | Maximum
Disclosure Of Embedded derivatives [Line Items]
Provisional pricing	$ 3.840	$ 3.807
Forward pricing	3.897	3.799
Copper cathode [Member]
Disclosure Of Embedded derivatives [Line Items]
Quantity of Metal | item	5,072	4,187
Embedded derivatives, maturity	January 2024	January 2023
Provisional pricing	$ 3.869
Forward pricing	3.850	3.798
Derivative financial asset liabilities	$ (95,000)	$ (61,000)
Copper cathode [Member] | Minimum
Disclosure Of Embedded derivatives [Line Items]
Provisional pricing		3.808
Copper cathode [Member] | Maximum
Disclosure Of Embedded derivatives [Line Items]
Provisional pricing		$ 3.817
Molybdenum [Member]
Disclosure Of Embedded derivatives [Line Items]
Quantity of Metal | item	2,173	2,425
Embedded derivatives, maturity	January to February 2024	January to February 2023
Forward pricing	17.395	28.267
Derivative financial asset liabilities	$ 2,384,000	$ 27,737,000
Molybdenum [Member] | Minimum
Disclosure Of Embedded derivatives [Line Items]
Provisional pricing	15.251	16.677
Molybdenum [Member] | Maximum
Disclosure Of Embedded derivatives [Line Items]
Provisional pricing	$ 17.803	$ 16.935
Silver [Member]
Disclosure Of Embedded derivatives [Line Items]
Quantity of Metal | item	757
Embedded derivatives, maturity	January to May 2024
Derivative financial asset liabilities	$ 565,000
Silver [Member] | Minimum
Disclosure Of Embedded derivatives [Line Items]
Provisional pricing	$ 21.568
Forward pricing	23.910
Silver [Member] | Maximum
Disclosure Of Embedded derivatives [Line Items]
Provisional pricing	$ 24.910
Forward pricing	24.370